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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                             -----------------------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                               1

Portfolio Summary                                                   2

Prices and Distributions                                            3

Performance Update                                                  4

Comparing Ongoing Fund Expenses                                     7

Portfolio Management Discussion                                     9

Schedule of Investments                                            12

Financial Statements                                               21

Notes to Financial Statements                                      28

Factors Considered by the Independent Trustees in Approving
the Management Contract                                            35

Trustees, Officers and Service Providers                           40

The Pioneer Family of Mutual Funds                                 41

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Obligations                           78.7%
U.S. Common Stocks                                    19.8%
Depositary Receipts for International Stocks           1.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Obligations                           78.7%
Financials                                             3.7%
Consumer Discretionary                                 3.2%
Information Technology                                 3.0%
Health Care                                            2.6%
Industrials                                            2.2%
Consumer Staples                                       2.1%
Energy                                                 1.9%
Materials                                              1.4%
Telecommunication Services                             0.8%
Utilities                                              0.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)*

 1.     U.S. Treasury Strip, Zero Coupon Bond, 11/15/09    78.67%
 2.     Exxon Mobil Corp.                                   0.50
 3.     Target Corp.                                        0.49
 4.     McGraw-Hill Co., Inc.                               0.46
 5.     Chevron Corp.                                       0.45
 6.     T. Rowe Price Associates, Inc.                      0.43
 7.     Walgreen Co.                                        0.42
 8.     Johnson & Johnson Co.                               0.42
 9.     Rio Tinto Plc (A.D.R.)                              0.38
10.     Norfolk Southern Corp.                              0.36

* This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     6/30/05        12/31/04
 -----     -------        --------
  A        $10.09        $10.10
  B        $10.06        $10.11
  C        $10.09        $10.14


Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/05 - 6/30/05
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A        $ -           $ -              $ -
   B        $ -           $ -              $ -
   C        $ -           $ -              $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the Value of $10,000 Investment charts on pages 4, 5 and 6.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                          Net Asset    Public Offering
Period                   Value (NAV)     Price (POP)
Life-of-Class
(11/1/02)                  2.45%          0.20%
1 Year                     3.58          -2.41

[The following data was represented as a line chart in the printed material]

                                          Lehman
               Pioneer                   Brothers
              Protected                 Government
              Principal       S&P      Intermediate
                Plus          500          Bond
                Fund         Index        Index
11/02          $ 9,425      $10,000      $10,000
 6/03          $ 9,792      $10,519      $10,452
 6/04          $ 9,705      $12,538      $10,403
 6/05          $10,052      $13,320      $10,833

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                            If             If
Period                     Held         Redeemed
Life-of-Class
(11/1/02)                  1.72%          0.61%
1 Year                     2.76          -1.23

[The following data was represented as a line chart in the printed material]

                                          Lehman
               Pioneer                   Brothers
              Protected                 Government
              Principal       S&P      Intermediate
                Plus          500          Bond
                Fund         Index        Index
11/02          $10,000      $10,000      $10,000
 6/03          $10,343      $10,519      $10,452
 6/04          $10,182      $12,528      $10,403
 6/05          $10,163      $13,320      $10,833

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                            If             If
Period                     Held         Redeemed
 Life-of-Class
 (11/1/02)                 1.70%          1.70%
 1 Year                    2.78           2.78

[The following data was represented as a line chart in the printed material]

                                          Lehman
               Pioneer                   Brothers
              Protected                 Government
              Principal       S&P      Intermediate
                Plus          500          Bond
                Fund         Index        Index
11/02          $10,000      $10,000      $10,000
 6/03          $10,344      $10,519      $10,452
 6/03          $10,174      $12,528      $10,403
 6/05          $10,457      $13,320      $10,833

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                                A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 1/1/05      $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 6/30/05        $  995.02      $  995.00      $  995.10
Expenses Paid During Period*           $   10.41      $   14.10      $   14.10

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                                A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 1/1/05      $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 6/30/05        $1,014.38      $1,010.66      $1,010.66
Expenses Paid During Period*           $   10.49      $   14.21      $   14.21

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Conflicting economic data added a measure of uncertainty to the equity and fixed-income markets during the period. This resulted in relatively flat performance for large-company stocks and modestly positive returns for U.S. Treasury securities. In the following interview, portfolio managers Walter Hunnewell, Jr., and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund and the factors that influenced its performance over the six-month period.

Q:   How did the Fund perform over the past six months?

A: For the six-month period ended June 30, 2005, Pioneer Protected Principal Plus Fund's Class A shares had a total return of -0.10% at net asset value. The Fund did better than the -0.81% return of the Standard & Poor's 500 Index. The Fund underperformed the 1.59% return of the Lehman Brothers Government Intermediate Bond Index. It outperformed the average -0.32% return for the 78 funds in the Lipper Balanced Target Maturity Fund Category, the Fund's peer group.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: Both equity and fixed-income investors grappled with a large amount of contrary economic data during the period. On one hand, the economy continued to grow, albeit at a decelerating pace, buoyed by job creation, a high level of consumer spending and escalating real estate prices. On the other hand, concerns about the potential for accelerating inflation and the effect that historically high oil prices would have on corporate profits weighed on the markets. In this environment, stocks traded in a relatively broad range for most of the period. In the fixed-income market, investors tried to come to terms with what Federal Reserve Chairman Alan Greenspan called a "conundrum." Despite the Fed's policy of periodically boosting short-term rates, intermediate-term and longer-term rates were stable or declined. For example, the yield on the two-year Treasury bill rose 0.57%; the yield on the five-year Treasury was unchanged, and the yield on the 10-year Treasury went

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

     down 0.31%. Against that backdrop, Treasury securities produced positive results.

Q:   What were the principal strategies used in managing the Fund?

A: The Fund had about 21% of its assets in equities at the end of the period. We trimmed the industrials sector exposure from overweight to underweight (relative to the S&P 500 Index) as a slowdown in the pace of economic growth weighed on the sector. We raised the portfolio's position in financials, emphasizing insurance companies, such as Axis Capital Holdings, Ace Holdings, Ltd., and Montpelier Re Holdings. Large diversified banks, such as Bank of America, were also a focus as such banks tend to be less affected by rising interest rates. Due to the nature of the Fund's investments, including its relative allocation to debt and equity securities, the Fund is positioned to respond to redemption activity.

Q:   What contributed to performance?

A: The Fund benefited from increased exposure to the consumer discretionary sector, where Federated Department Stores and John Wiley & Sons Publishing turned in relatively strong returns. While we cut back exposure to industrials, we continued to own Norfolk Southern, a railroad company, Deere, a manufacturer of agricultural equipment, PACCAR, a market leader in truck manufacturing, and Johnson Controls, a global supplier of automobile parts and systems. All of these stocks were positive for performance.

Q:   What detracted from performance?

A: A relatively small position in the health-care sector, a strongly performing area, muted return. For example, deemphasizing pharmaceutical company Pfizer, which rose in value, held back results. American International Group (AIG) declined. The company is the focus of several investigations, and we eliminated the underweighted holding from the portfolio.

Q:   How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund; if interest rates decline and bond prices rise, we have to invest more money into the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is December 21, 2009. In

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the previous six-month period, interest rates on intermediate-term securities were relatively stable, and so we did not have to invest more money in Treasury STRIPS.

Q:   What is your outlook?

A: Moving into the second half of 2005, we believe that economic growth will continue at a moderate rate and expect corporate profit growth to be fairly strong, but less robust than in 2004. Conflicting data continues to affect the equity markets, and stocks may continue to trade within a tight range over the next several months. In the fixed-income market, the Federal Reserve has stated that it will continue raising interest rates in the near term in an effort to keep inflation from accelerating. As short-term rates move up we expect that intermediate-term and longer-term rates will also drift higher. Higher interest rates may provide us with some flexibility to increase the Fund's equity exposure.



     The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven year guarantee period will reduce their guaranteed amount. Due to the financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
             COMMON STOCK - 21.1%
             Energy - 1.8%
             Integrated Oil & Gas - 1.4%
   6,108     Chevron Texaco Corp.                            $   341,559
   3,250     ConocoPhillips                                      186,843
   6,512     Exxon Mobil Corp.                                   374,245
   2,182     Occidental Petroleum Corp.                          167,861
                                                             -----------
                                                             $ 1,070,508
                                                             -----------
             Oil & Gas Equipment & Services - 0.1%
     593     Schlumberger, Ltd.                              $    45,032
     742     Weatherford International, Inc.*                     43,021
                                                             -----------
                                                             $    88,053
                                                             -----------
             Oil & Gas Exploration & Production - 0.3%
   1,499     Apache Corp.                                    $    96,835
   3,569     Pioneer Natural Resources Co.                       150,184
                                                             -----------
                                                             $   247,019
                                                             -----------
             Total Energy                                    $ 1,405,580
                                                             -----------
             Materials - 1.4%
             Aluminum - 0.1%
   2,608     Alcoa, Inc.                                     $    68,147
                                                             -----------
             Diversified Chemical - 0.2%
   2,391     E.I. du Pont de Nemours and Co.                 $   102,837
   1,051     PPG Industries, Inc.                                 65,961
                                                             -----------
                                                             $   168,798
                                                             -----------
             Diversified Metals & Mining - 0.8%
   1,326     BHP Billiton, Ltd. (A.D.R.)                     $    36,200
   3,028     Inco, Ltd.                                          114,307
   1,820     Phelps Dodge Corp.                                  168,350
   2,371     Rio Tinto Plc (A.D.R.)                              289,072
                                                             -----------
                                                             $   607,929
                                                             -----------
             Gold - 0.0%
     575     Newmont Mining Corp.                            $    22,442
                                                             -----------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Industrial Gases - 0.1%
   1,172     Air Products & Chemicals, Inc.                  $    70,672
     521     Praxair, Inc.                                        24,279
                                                             -----------
                                                             $    94,951
                                                             -----------
             Paper Products - 0.1%
   2,709     Meadwestvaco Corp.                              $    75,960
                                                             -----------
             Specialty Chemicals - 0.1%
   1,915     Ecolab, Inc.                                    $    61,969
                                                             -----------
             Total Materials                                 $ 1,100,196
                                                             -----------
             Capital Goods - 1.6%
             Aerospace & Defense - 0.5%
   1,488     General Dynamics Corp.                          $   162,996
   4,149     United Technologies Corp.                           213,051
                                                             -----------
                                                             $   376,047
                                                             -----------
             Construction & Farm Machinery & Heavy Trucks - 0.8%
   1,648     Caterpillar, Inc.                               $   157,071
   3,132     Deere & Co.                                         205,115
   3,054     PACCAR, Inc.                                        207,672
                                                             -----------
                                                             $   569,858
                                                             -----------
             Electrical Component & Equipment - 0.1%
   1,239     Emerson Electric Co.                            $    77,599
     664     Rockwell International Corp.                         32,343
                                                             -----------
                                                             $   109,942
                                                             -----------
             Industrial Conglomerates - 0.2%
   4,406     General Electric Co.                            $   152,668
                                                             -----------
             Total Capital Goods                             $ 1,208,515
                                                             -----------
             Transportation - 0.6%
             Airlines - 0.1%
   5,563     Southwest Airlines Co.                          $    77,493
                                                             -----------
             Railroads - 0.5%
   2,609     Burlington Northern, Inc.                       $   122,832
   8,806     Norfolk Southern Corp.                              272,634
                                                             -----------
                                                             $   395,466
                                                             -----------
             Total Transportation                            $   472,959
                                                             -----------

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
             Automobiles & Components - 0.4%
             Auto Parts & Equipment - 0.2%
   2,788     Johnson Controls, Inc.                          $   157,048
                                                             -----------
             Automobile Manufacturers - 0.2%
  14,589     Ford Motor Corp.                                $   149,391
                                                             -----------
             Total Automobiles & Components                  $   306,439
                                                             -----------
             Consumer Durables & Apparel - 0.1%
             Apparel, Accessories & Luxury Goods - 0.1%
   1,041     Liz Claiborne, Inc.                             $    41,390
                                                             -----------
             Total Consumer Durables & Apparel               $    41,390
                                                             -----------
             Media - 1.4%
             Advertising - 0.2%
   2,123     Omnicom Group                                   $   169,543
                                                             -----------
             Movies & Entertainment - 0.1%
   2,639     The Walt Disney Co.                             $    66,450
                                                             -----------
             Publishing - 1.1%
   2,450     Gannett Co.                                     $   174,269
     954     John Wiley & Sons, Inc.                              37,902
   7,837     McGraw-Hill Co., Inc.                               346,787
   8,855     Reed Elsevier NV (A.D.R.)                           246,966
                                                             -----------
                                                             $   805,924
                                                             -----------
             Total Media                                     $ 1,041,917
                                                             -----------
             Retailing - 1.3%
             Apparel Retail - 0.1%
   3,148     Gap, Inc.                                       $    62,173
                                                             -----------
             Computer & Electronics Retail - 0.0%
     659     GameStop Corp. (Class B)*                       $    19,704
                                                             -----------
             Department Stores - 0.3%
   4,570     May Department Stores Co.                       $   183,531
   1,124     Nordstrom, Inc.                                      76,398
                                                             -----------
                                                             $   259,929
                                                             -----------
             General Merchandise Stores - 0.6%
   1,530     Family Dollar Stores, Inc.                      $    39,933
   6,849     Target Corp.                                        372,654
                                                             -----------
                                                             $   412,587
                                                             -----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Home Improvement Retail - 0.2%
     809     Home Depot, Inc.                                $    31,470
   2,401     Lowe's Companies, Inc.                              139,786
                                                             -----------
                                                             $   171,256
                                                             -----------
             Specialty Stores - 0.1%
   1,550     Barnes & Noble, Inc.*                           $    60,140
   1,387     Staples, Inc.                                        29,571
                                                             -----------
                                                             $    89,711
                                                             -----------
             Total Retailing                                 $ 1,015,360
                                                             -----------
             Food & Drug Retailing - 0.7%
             Drug Retail - 0.5%
   1,870     CVS Corp.                                       $    54,361
   6,930     Walgreen Co.                                        318,711
                                                             -----------
                                                             $   373,072
                                                             -----------
             Food Distributors - 0.2%
   3,904     Sysco Corp.                                     $   141,286
                                                             -----------
             Hypermarkets & Supercenters - 0.0%
     685     Costco Wholesale Corp.                          $    30,702
                                                             -----------
             Total Food & Drug Retailing                     $   545,060
                                                             -----------
             Food, Beverage & Tobacco - 1.1%
             Packaged Foods & Meats - 0.8%
   4,236     Campbell Soup Co.                               $   130,342
   2,274     General Mills, Inc.                                 106,400
   3,451     H.J. Heinz Co., Inc.                                122,234
   2,607     Hershey Foods Corp.                                 161,895
     393     Kellogg Co.                                          17,465
   3,949     Sara Lee Corp.                                       78,230
                                                             -----------
                                                             $   616,566
                                                             -----------
             Soft Drinks - 0.3%
   3,725     PepsiCo, Inc.                                   $   200,889
                                                             -----------
             Total Food, Beverage & Tobacco                  $   817,455
                                                             -----------

   The accompanying notes are an integral part of these financial statements. 15

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
             Household & Personal Products - 0.3%
             Household Products - 0.3%
     754     Clorox Co.                                      $    42,013
   3,294     Colgate-Palmolive Co.                               164,404
                                                             -----------
                                                             $   206,417
                                                             -----------
             Personal Products - 0.0%
   1,037     Estee Lauder Co.                                $    40,578
                                                             -----------
             Total Household & Personal Products             $   246,995
                                                             -----------
             Health Care Equipment & Services - 0.6%
             Health Care Equipment - 0.6%
   3,884     Becton, Dickinson & Co.                         $   203,793
   1,910     Biomet, Inc.                                         66,162
   1,511     Guidant Corp.                                       101,690
   1,141     Medtronic, Inc.                                      59,092
   1,025     Stryker Corp.                                        48,749
                                                             -----------
                                                             $   479,486
                                                             -----------
             Total Health Care Equipment & Services          $   479,486
                                                             -----------
             Pharmaceuticals & Biotechnology - 1.9%
             Biotechnology - 0.0%
     416     Amgen, Inc.*                                    $    25,151
                                                             -----------
             Pharmaceuticals - 1.9%
   3,456     Abbott Laboratories                             $   169,379
   2,718     Barr Laboratorie, Inc.*                             132,475
   2,947     Bristol-Myers Squibb Co.                             73,616
   2,268     Eli Lilly & Co.                                     126,350
   4,898     Johnson & Johnson Co.                               318,370
   3,234     Merck & Co., Inc.                                    99,607
   4,375     Mylan Laboratories, Inc.                             84,175
   2,866     Novartis AG (A.D.R.)                                135,963
   1,922     Roche Holdings AG (A.D.R.)                          121,624
   9,353     Schering-Plough Corp.                               178,268
     296     Teva Pharmaceutical Industries, Ltd. (A.D.R.)         9,217
                                                             -----------
                                                             $ 1,449,044
                                                             -----------
             Total Pharmaceuticals & Biotechnology           $ 1,474,195
                                                             -----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Banks - 1.7%
             Diversified Banks - 0.7%
   2,330     Bank of America Corp.                           $   106,271
   5,456     U.S. Bancorp                                        159,315
   1,900     Wachovia Corp.                                       94,240
   2,701     Wells Fargo & Co.                                   166,328
                                                             -----------
                                                             $   526,154
                                                             -----------
             Regional Banks - 0.8%
   1,993     First Horizon National Corp.                    $    84,105
   6,930     National City Corp.                                 236,452
   2,782     SunTrust Banks, Inc.                                200,972
   1,051     Zions Bancorporation                                 77,280
                                                             -----------
                                                             $   598,809
                                                             -----------
             Thrifts & Mortgage Finance - 0.2%
   4,032     Washington Mutual, Inc.                         $   164,062
                                                             -----------
             Total Banks                                     $ 1,289,025
                                                             -----------
             Diversified Financials - 1.4%
             Asset Management & Custody Banks - 0.9%
   2,450     Federated Investors, Inc.                       $    73,525
   3,886     State Street Corp.                                  187,500
   5,147     T. Rowe Price Associates, Inc.                      322,202
   2,243     The Bank of New York Co., Inc.                       64,554
                                                             -----------
                                                             $   647,781
                                                             -----------
             Consumer Finance - 0.2%
   2,535     American Express Co.                            $   134,938
                                                             -----------
             Investment Banking & Brokerage - 0.2%
   2,944     Merrill Lynch & Co., Inc.                       $   161,949
                                                             -----------
             Other Diversified Finance Services - 0.1%
   2,302     Citigroup, Inc.                                 $   106,421
                                                             -----------
             Total Diversified Financials                    $ 1,051,089
                                                             -----------
             Insurance - 0.6%
             Multi-Line Insurance - 0.1%
     435     Hartford Financial Services Group, Inc.         $    32,529
                                                             -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
             Property & Casualty Insurance - 0.5%
     680     ACE, Ltd.                                       $    30,498
   1,169     Axis Capital Holdings, Ltd.                          33,083
   2,770     Chubb Corp.                                         237,140
   1,825     Safeco Corp.                                         99,171
                                                             -----------
                                                             $   399,892
                                                             -----------
             Reinsurance - 0.0%
     912     Montpelier RE Holdings, Ltd.                    $    31,537
                                                             -----------
             Total Insurance                                 $   463,958
                                                             -----------
             Software & Services - 1.1%
             Data Processing & Outsourced Services - 0.5%
   2,471     Automatic Data Processing, Inc.                 $   103,708
   1,325     Computer Sciences Corp.*                             57,903
   1,328     DST Systems, Inc.*                                   62,150
   1,412     Fiserv, Inc.*                                        60,645
   2,284     SunGard Data Systems, Inc.*                          80,328
                                                             -----------
                                                             $   364,734
                                                             -----------
             Systems Software - 0.6%
   4,577     Adobe Systems, Inc.                             $   130,994
   7,690     Microsoft Corp.                                     191,020
   3,297     Symantec Corp.*                                      71,677
   2,250     Veritas Software Corp.*                              54,900
                                                             -----------
                                                             $   448,591
                                                             -----------
             Total Software & Services                       $   813,325
                                                             -----------
             Technology Hardware & Equipment - 1.3%
             Communications Equipment - 0.5%
  10,481     Motorola, Inc.                                  $   191,383
   8,866     Nokia Corp. (A.D.R.)                                147,530
                                                             -----------
                                                             $   338,913
                                                             -----------
             Computer Hardware - 0.6%
   4,283     Dell, Inc.*                                     $   169,221
   1,395     Diebold, Inc.                                        62,928
   5,862     Hewlett-Packard Co.                                 137,816
  19,637     Sun Microsystems, Inc.*                              73,246
                                                             -----------
                                                             $   443,211
                                                             -----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Computer Storage & Peripherals - 0.0%
   1,238     EMC Corp.*                                      $    16,973
                                                             -----------
             Office Electronics - 0.2%
   3,078     Canon, Inc. (A.D.R.)*                           $   161,995
                                                             -----------
             Total Technology Hardware & Equipment           $   961,092
                                                             -----------
             Semiconductors - 0.7%
             Semiconductor Equipment - 0.1%
   4,037     Applied Materials, Inc.                         $    65,319
                                                             -----------
             Semiconductors - 0.6%
   1,201     Freescale Semico, Inc.*                         $    25,437
   8,240     Intel Corp.                                         214,734
   7,371     Texas Instruments, Inc.                             206,904
                                                             -----------
                                                             $   447,075
                                                             -----------
             Total Semiconductors                            $   512,394
                                                             -----------
             Telecommunication Services - 0.7%
             Integrated Telecommunication Services - 0.7%
   1,172     Alltel Corp.                                    $    72,992
   7,407     BellSouth Corp.                                     196,804
  11,141     SBC Communications, Inc.                            264,599
     949     Verizon Communications, Inc.                         32,788
                                                             -----------
                                                             $   567,183
                                                             -----------
             Total Telecommunication Services                $   567,183
                                                             -----------
             Utilities - 0.4%
             Electric Utilities - 0.3%
   1,856     Consolidated Edison, Inc.                       $    86,935
     372     Exelon Corp.                                         19,095
   2,721     Southern Co.                                         94,337
                                                             -----------
                                                             $   200,367
                                                             -----------
             Gas Utilities - 0.1%
   1,473     KeySpan Energy Corp.                            $    59,951
                                                             -----------
             Water Utilities - 0.0%
   1,039     Aqua America, Inc.                              $    30,900
                                                             -----------
             Total Utilities                                 $   291,218
                                                             -----------
             TOTAL COMMON STOCK
             (Cost $15,241,361)                              $16,104,831
                                                             -----------

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                 Value
                 U.S. GOVERNMENT OBLIGATIONS - 77.6%
$70,000,000      U.S. Treasury Strip, Zero Coupon Bond, 11/15/09
                 (Cost $59,006,400)                                 $59,396,260
                                                                    -----------
                 TOTAL INVESTMENT IN SECURITIES - 98.7%
                 (Cost $74,247,761) (a)                             $75,501,091
                                                                    -----------
                 OTHER ASSETS AND LIABILITIES - 1.3%                $ 1,010,227
                                                                    -----------
                 TOTAL NET ASSETS - 100.0%                          $76,511,318
                                                                    ===========

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $74,881,147 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost               $885,721

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value               (265,777)
                                                                       --------
         Net unrealized gain                                           $619,944
                                                                       ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $12,803,639 and $29,982,925, respectively.

20 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $74,247,761)                        $75,501,091
  Cash                                                                   932,204
  Receivables -
    Investment securities sold                                           764,079
    Dividends and Interest                                                21,489
  Other                                                                      715
                                                                     -----------
     Total assets                                                    $77,219,578
                                                                     -----------
LIABILITIES:
  Payables -
    Investment securities purchases                                  $   425,055
    Fund shares repurchased                                              172,133
  Due to affiliates                                                       17,344
  Accrued expenses                                                        39,265
  Financial warranty fee                                                  54,463
                                                                     -----------
     Total liabilities                                               $   708,260
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $74,244,447
  Undistributed net investment income                                    342,084
  Accumulated net realized gain on investments                           671,457
  Net unrealized gain on investments                                   1,253,330
                                                                     -----------
     Total net assets                                                $76,511,318
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $25,962,964/2,573,832 shares)                    $     10.09
                                                                     ===========
  Class B (based on $39,424,405/3,919,502 shares)                    $     10.06
                                                                     ===========
  Class C (based on $11,123,949/1,102,138 shares)                    $     10.09
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.09 [divided by] 94.25%)                               $     10.71
                                                                     ===========

   The accompanying notes are an integral part of these financial statements. 21

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends                                              $   202,761
  Interest                                                 1,217,010
                                                         -----------
     Total investment income                                              $ 1,419,771
                                                                          -----------
EXPENSES:
  Financial Warranty Fee                                 $   352,268
  Management fees                                            290,595
  Transfer agent fees and expenses
    Class A                                                   29,600
    Class B                                                   32,218
    Class C                                                   15,379
  Distribution fees
    Class A                                                   29,578
    Class B                                                  211,907
    Class C                                                   62,688
  Administrative fees                                          9,326
  Custodian fees                                              18,451
  Registration fees                                              166
  Professional fees                                           20,253
  Printing expense                                            11,803
  Fees and expenses of nonaffiliated trustees                  4,111
  Miscellaneous                                                7,340
                                                         -----------
     Total expenses                                                       $ 1,095,683
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (17,007)
     Less fees paid indirectly                                                   (989)
                                                                          -----------
     Net expenses                                                         $ 1,077,687
                                                                          -----------
       Net investment income                                              $   342,084
                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                        $   219,791
                                                                          -----------
  Change in net unrealized loss on investments                            $  (973,520)
                                                                          -----------
    Net loss on investments                                               $  (753,729)
                                                                          -----------
    Net decrease in net assets resulting from operations                  $  (411,645)
                                                                          ===========

22 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and Year Ended 12/31/04, respectively

                                                             Six Months
                                                                Ended
                                                               6/30/05           Year Ended
                                                             (unaudited)          12/31/04
FROM OPERATIONS:
Net investment income                                       $     342,084       $     943,720
Net realized gain on investments                                  219,791           6,211,800
Change in net unrealized loss on investments                     (973,520)         (4,976,922)
                                                            -------------       -------------
  Net increase (decrease) in net assets resulting from
    operations                                              $    (411,645)      $   2,178,598
                                                            -------------       -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.16 per share, respectively)         $           -       $    (493,153)
  Class B ($0.00 and $0.08 per share, respectively)                     -            (362,163)
  Class C ($0.00 and $0.06 per share, respectively)                     -             (90,484)
Net realized gain:
  Class A ($0.00 and $0.22 per share, respectively)                     -            (682,367)
  Class B ($0.00 and $0.22 per share, respectively)                     -          (1,028,997)
  Class C ($0.00 and $0.22 per share, respectively)                     -            (343,500)
                                                            -------------       -------------
    Total distributions to shareowners                      $           -       $  (3,000,664)
                                                            -------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $      18,136       $     117,022
Reinvestment of distributions                                           -           2,853,191
Cost of shares repurchased                                    (15,294,325)        (41,925,822)
                                                            -------------       -------------
  Net decrease in net assets resulting from fund
    share transactions                                      $ (15,276,189)      $ (38,955,609)
                                                            -------------       -------------
  Net decrease in net assets                                $ (15,687,834)      $ (39,777,675)
NET ASSETS:
Beginning of period                                            92,199,152         131,976,827
                                                            -------------       -------------
End of period (including undistributed net investment
  income of $342,084 and $0, respectively)                  $  76,511,318       $  92,199,152
                                                            =============       =============

   The accompanying notes are an integral part of these financial statements. 23

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    '05 Shares         '05 Amount
                                    (unaudited)        (unaudited)        '04 Shares         '04 Amount
CLASS A
Shares sold                               1,817       $     18,136             11,651       $    117,022
Reinvestment of distributions                 -                  -            111,405          1,130,475
Less shares repurchased                (502,151)        (5,031,826)        (1,524,716)       (15,658,116)
                                   ------------       ------------       ------------       ------------
  Net decrease                         (500,334)      $ (5,013,690)        (1,401,660)      $(14,410,619)
                                   ============       ============       ============       ============
CLASS B
Shares sold                                   -       $          -                  -       $          -
Reinvestment of distributions                 -                  -            129,221          1,307,438
Less shares repurchased                (676,434)        (6,773,970)        (1,524,166)       (15,578,340)
                                   ------------       ------------       ------------       ------------
  Net decrease                         (676,434)      $ (6,773,970)        (1,394,945)      $(14,270,902)
                                   ============       ============       ============       ============
CLASS C
Shares sold                                   -       $          -                  -       $          -
Reinvestment of distributions                 -                  -             40,935            415,278
Less shares repurchased                (347,163)        (3,488,529)        (1,044,421)       (10,689,366)
                                   ------------       ------------       ------------       ------------
  Net decrease                         (347,163)      $ (3,488,529)        (1,003,486)      $(10,274,088)
                                   ============       ============       ============       ============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended                                           11/1/02(a)
                                                             6/30/05      Year Ended     Year Ended              to
CLASS A                                                    (unaudited)     12/31/04       12/31/03            12/31/02
Net asset value, beginning of period                       $    10.10     $    10.21     $    10.075        $    10.000
                                                           ----------     ----------     -----------        -----------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.07     $     0.16     $     0.173        $     0.003(b)
 Net realized and unrealized gain (loss) on investments         (0.08)          0.11           0.145              0.081
                                                           ----------     ----------     -----------        -----------
  Net increase from investment operations                  $    (0.01)    $     0.27     $     0.318        $     0.084
Distributions to shareowners:
 Net investment income                                              -          (0.16)         (0.178)            (0.009)
 Net realized gain                                                  -          (0.22)         (0.001)(b)              -
                                                           ----------     ----------     -----------        -----------
Net increase (decrease) in net asset value                 $    (0.01)    $    (0.11)    $     0.139        $     0.075
                                                           ----------     ----------     -----------        -----------
Net asset value, end of period                             $    10.09     $    10.10     $    10.214        $    10.075
                                                           ==========     ==========     ===========        ===========
Total return*                                                   (0.10)%         2.63%           3.08%              0.89%
Ratio of net expenses to average net assets+                     2.10%**        2.07%           2.10%              1.56%**
Ratio of net investment income to average net assets+            1.32%**        1.35%           1.44%              0.41%**
Portfolio turnover rate                                             8%**          39%             84%                12%
Net assets, end of period (in thousands)                   $   25,963     $   31,045     $    45,700        $    61,124
Ratios with no waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.14%**        2.07%           2.10%              1.56%**
 Net investment income                                           1.28%**        1.35%           1.44%              0.41%**
Ratios with waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.10%**        2.07%           2.10%              1.56%**
 Net investment income                                           1.32%**        1.35%           1.44%              0.41%**

(a)  Class A shares were first publicly offered on November 1, 2002.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 25

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended                                           11/1/02(a)
                                                             6/30/05      Year Ended     Year Ended              to
CLASS B                                                    (unaudited)     12/31/04       12/31/03            12/31/02
Net asset value, beginning of period                       $    10.11     $    10.21     $    10.076        $    10.000
                                                           ----------     ----------     -----------        -----------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $     0.03     $     0.07     $     0.076         $  (0.003)(b)
 Net realized and unrealized gain on investments                (0.08)          0.12           0.160             0.082
                                                           ----------     ----------     -----------        -----------
  Net increase from investment operations                  $    (0.05)    $     0.19     $     0.236         $   0.079
Distributions to shareowners:
 Net investment income                                              -          (0.08)         (0.099)           (0.003)(b)
 Net realized gain                                                  -          (0.22)         (0.001)(b)             -
                                                           ----------     ----------     -----------        -----------
Net increase (decrease) in net asset value                 $    (0.05)    $    (0.11)    $     0.136         $   0.076
                                                           ----------     ----------     -----------        -----------
Net asset value, end of period                             $    10.06     $    10.11     $    10.212         $  10.076
                                                           ==========     ==========     ===========        ===========
Total return*                                                   (0.50)%         1.94%           2.29%              0.83%
Ratio of net expenses to average net assets+                     2.85%**        2.80%           2.85%              2.30%**
Ratio of net investment income (loss) to average
 net assets+                                                     0.57%**        0.62%           0.69%             (0.31)%**
Portfolio turnover rate                                             8%**          39%             84%                12%
Net assets, end of period (in thousands)                   $   39,424     $   46,454     $    61,181        $    67,974
Ratios with no waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.87%**        2.80%           2.85%              2.30%**
 Net investment income                                           0.55%**        0.62%           0.69%             (0.31)%**
Ratios with waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.85%**        2.80%           2.85%              2.30%**
 Net investment income                                           0.57%**        0.62%           0.69%             (0.31)%**

(a)  Class B shares were first publicly offered on November 1, 2002.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended                                           11/1/02(a)
                                                             6/30/05      Year Ended     Year Ended              to
CLASS C                                                    (unaudited)     12/31/04       12/31/03            12/31/02
Net asset value, beginning of period                       $    10.14     $    10.23     $    10.074        $    10.000
                                                           ----------     ----------     -----------        -----------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $     0.03     $     0.08     $     0.090        $    (0.002)(b)
 Net realized and unrealized gain (loss) on investments         (0.08)          0.11           0.150              0.080
                                                           ----------     ----------     -----------        -----------
  Net increase from investment operations                  $    (0.05)    $     0.19     $     0.240        $     0.078
Distributions to shareowners:
 Net investment income                                              -          (0.06)         (0.080)            (0.004)(b)
 Net realized gain                                                  -          (0.22)         (0.001)(b)              -
                                                           ----------     ----------     -----------        -----------
Net increase (decrease) in net asset value                 $    (0.05)    $    (0.09)    $     0.159        $     0.074
                                                           ----------     ----------     -----------        -----------
Net asset value, end of period                             $    10.09     $    10.14     $    10.233        $    10.074
                                                           ==========     ==========     ===========        ===========
Total return*                                                   (0.49)%         1.85%           2.40%              0.74%
Ratio of net expenses to average net assets+                     2.85%**        2.81%           2.84%              2.34%**
Ratio of net investment income (loss) to average
 net assets+                                                     0.57%**        0.60%           0.70%             (0.27)%**
Portfolio turnover rate                                             8%**          39%             84%                12%**
Net assets, end of period (in thousands)                   $   11,124     $   14,700     $    25,097        $    34,036
Ratios with no waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.97%**        2.81%           2.84%              2.34%**
 Net investment income                                           0.45%**        0.60%           0.70%             (0.27)%**
Ratios with waiver of management fees and assumptions
 of expenses by PIM and no reductions for fees
 paid indirectly:
 Net expenses                                                    2.85%**        2.81%           2.84%              2.34%**
 Net investment income                                           0.57%**        0.60%           0.70%             (0.27)%**

(a)  Class C shares were first publicly offered on November 1, 2002.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 27

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), organized as a Delaware statutory trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date") and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.0% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc.
(PIM) is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of June 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                  2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                $  945,800
Long-term capital gain                          2,054,864
                                                ---------
   Total                                       $3,000,664
                                               ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                  2004
--------------------------------------------------------------------------------
Undistributed ordinary income                  $        -
Undistributed long term gain                    1,085,062
Unrealized appreciation                         1,593,454
                                                ---------
   Total                                       $2,678,516
                                               ==========
--------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (continued)
--------------------------------------------------------------------------------

     demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $1,316 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.   Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and the Main Place Funding LLC does not default on its obligations, to pay redemption proceeds

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $14,467 in transfer agent fees payable to PIMSS at June 30, 2005.

5.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,561 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

Italiano. For the six months ended June 30, 2005, CDSCs in the amount of $133,338 were paid to PFD.

6.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, expenses were reduced by $989 under such arrangements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income and equities groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead,

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable in light of the unique expense structure of the Fund.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that the Fund does not have the potential to significantly increase assets until the guarantee period has terminated.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Osbert M. Hood, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Osbert M. Hood                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer Fund                                     Pioneer Ibbotson Conservative
Pioneer Balanced Fund                              Allocation Fund
Pioneer Cullen Value Fund                        Pioneer Ibbotson Moderate
Pioneer Equity Income Fund                         Allocation Fund
Pioneer Equity Opportunity Fund                  Pioneer Ibbotson Growth
Pioneer Growth Opportunities Fund                  Allocation Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund                      International/Global Equity
Pioneer Mid Cap Value Fund                       Pioneer Emerging Markets Fund
Pioneer Oak Ridge Large Cap                      Pioneer Europe Select Equity Fund
  Growth Fund                                    Pioneer International Equity Fund
Pioneer Oak Ridge Small Cap                      Pioneer International Value Fund
  Growth Fund**
Pioneer AmPac Growth Fund(1)                     Fixed Income
Pioneer Small and Mid Cap                        Pioneer America Income Trust
  Growth Fund(2)                                 Pioneer Bond Fund
Pioneer Growth Leaders Fund(3)                   Pioneer California Tax Free
Pioneer Strategic Growth Fund(4)                   Income Fund
Pioneer Real Estate Shares                       Pioneer Global High Yield Fund
Pioneer Research Fund                            Pioneer High Yield Fund
Pioneer Small Cap Value Fund                     Pioneer Municipal Bond Fund
Pioneer Small Company Fund                       Pioneer Short Term Income Fund
Pioneer Value Fund                               Pioneer Strategic Income Fund
                                                 Pioneer Tax Free Income Fund
Asset Allocation
Pioneer Ibbotson Aggressive                      Money Market
  Allocation Fund                                Pioneer Cash Reserves Fund*
                                                 Pioneer Tax Free Money Market Fund

(1)  Formerly Pioneer Papp America-Pacific Rim Fund
(2)  Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3)  Formerly Pioneer Papp Stock Fund
(4)  Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                    PIONEER
                             -----------------------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                     FUND II

                                   Semiannual
                                     Report

                                     6/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                               1

Portfolio Summary                                                   2

Prices and Distributions                                            3

Performance Update                                                  4

Comparing Ongoing Fund Expenses                                     7

Portfolio Management Discussion                                     9

Schedule of Investments                                            12

Financial Statements                                               13

Notes to Financial Statements                                      20

Factors Considered by the Independent Trustees in Approving
the Management Contract                                            27

Trustees, Officers and Service Providers                           32

The Pioneer Family of Mutual Funds                                 33

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Obligations                          84.4%
Pioneer Fund Shares                                  15.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                           17.5%
Consumer Discretionary                               14.9%
Information Technology                               14.3%
Health Care                                          12.1%
Industrials                                          10.5%
Consumer Staples                                     10.0%
Energy                                                8.7%
Materials                                             6.7%
Telecommunication Services                            3.5%
Utilities                                             1.8%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.   Exxon Mobil Corp.                 2.38%
 2.   Target Corp.                      2.22
 3.   Chevron Corp.                     2.20
 4.   McGraw-Hill Co., Inc.             2.07
 5.   John Wiley & Sons, Inc.           2.02
 6.   Johnson & Johnson                 1.97
 7.   T. Rowe Price Associates, Inc.    1.92
 8.   Walgreen Co.                      1.91
 9.   Rio Tinto Plc                     1.69
10.   Norfolk Southern Corp.            1.68

This list excludes temporary cash and derivative instruments. Portfolio will vary for other periods.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class       6/30/05      12/31/04
 -----       -------      --------
    A         $9.91         $9.89
    B         $9.84         $9.86
    C         $9.87         $9.89


Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/05 - 6/30/05
        -------------------------------------------
            Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A     $  -           $  -            $  -
   B     $  -           $  -            $  -
   C     $  -           $  -            $  -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the Value of $10,000 Investment charts on pages 4, 5 and 6.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                                  Net         Public
                                 Asset       Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(3/3/03)                        0.16%         -2.36%
1 Year                          4.39          -1.65

[The following data was represented as a line chart in the printed material]

                                       Lehman
                                      Brothers
         Pioneer                     Government
        Protected         S&P       Intermediate
        Principal         500          Bond
         Plus II         Index         Index
3/03     $ 9,425        $10,000       $10,000
         $ 9,189        $11,539       $10,169
6/04     $ 9,062        $13,742       $10,120
         $ 9,460        $14,611       $10,539

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If          If
Period                       Held       Redeemed
Life-of-Class
(3/3/03)                    -0.55%      -1.84%
1 Year                       3.69       -0.31

[The following data was represented as a line chart in the printed material]

                                       Lehman
                                      Brothers
         Pioneer                     Government
        Protected         S&P       Intermediate
        Principal         500          Bond
         Plus II         Index         Index
3/03     $10,000        $10,000       $10,000
         $ 9,740        $11,539       $10,169
6/04     $ 9,520        $13,742       $10,120
         $ 9,576        $14,611       $10,539

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If           If
Period                       Held       Redeemed
Life-of-Class
(3/3/03)                    -0.49%      -0.49%
1 Year                       3.75        3.75

[The following data was represented as a line chart in the printed material]

                                       Lehman
                                      Brothers
         Pioneer                     Government
        Protected         S&P       Intermediate
        Principal         500          Bond
         Plus II         Index         Index
3/03     $10,000        $10,000       $10,000
         $ 9,740        $11,539       $10,169
6/04     $ 9,530        $13,742       $10,120
         $ 9,887        $14,611       $10,539

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Return would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                          A              B              C
----------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 1/1/05
Ending Account Value              $  998.00      $  998.00      $  998.00
On 6/30/05
Expenses Paid During Period*      $    9.41      $   13.43      $   13.08

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, 2.71% and 2.64% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                          A              B              C
----------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 1/1/05
Ending Account Value              $1,015.37      $1,011.36      $1,011.70
On 6/30/05
Expenses Paid During Period*      $    9.49      $   13.51      $   13.17

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, 2.71%, and 2.64% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Conflicting economic data added a measure of uncertainty to the equity and fixed-income markets during the period. This resulted in relatively flat performance for large-company stocks and modestly positive returns for U.S. Treasury securities. In the following interview, portfolio managers Walter Hunnewell, Jr. and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund and the factors that influenced its performance over the six-month period.

Q:   How did the Fund perform over the past six months?

A: For the six-month period ended June 30, 2005, Class A shares of Pioneer Protected Principal Plus Fund II had a total return of 0.20%. The Fund outperformed the -0.81% return of the Standard & Poor's 500 Index, but underperformed the 1.59% return of the Lehman Brothers Government Intermediate Bond Index. It outperformed the average -0.32% return for 78 funds in the Lipper Balanced Target Maturity Fund Category, the Fund's peer group.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: Both equity and fixed-income investors grappled with a large amount of contrary economic data during the period. On one hand, the economy continued to grow, albeit at a decelerating pace, buoyed by job creation, a high level of consumer spending and escalating real estate prices. On the other hand, concerns about the potential for accelerating inflation and the effect that historically high oil prices would have on corporate profits weighed on the markets. In this environment, stocks traded in a relatively broad range for most of the period. In the fixed-income market, investors tried to come to terms with what Federal Reserve Chairman Alan Greenspan called a "conundrum." Despite the Fed's policy of periodically boosting short-term rates, intermediate-term and longer-term rates were stable or declined. For example, the yield on the two-year Treasury bill rose 0.57%; the yield on the five-year Treasury was unchanged, and the yield on the 10-year

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

     Treasury went down 0.31%. Against that backdrop, Treasury securities produced positive results.

Q:   What were the principal strategies used in managing the Fund?

A: The Fund had about 16% of its assets in equities at the end of the period. We trimmed the industrials sector exposure from an overweight to underweight (relative to the S&P 500 Index) as a slowdown in the pace of economic growth weighed on the sector. We raised the portfolio's position in financials, emphasizing insurance companies, such as Axis Capital Holdings, Ace Holdings Ltd., and Montpelier Re Holdings, Ltd. Large diversified banks, such as Bank of America, were also a focus as such banks tend to be less affected by rising interest rates. In the fixed-income portion of the portfolio, we swapped one of our Treasury coupon STRIPs for a new Treasury principal STRIP to obtain a slightly higher yield. Due to the nature of the Fund's investments, including its relative allocation to debt and equity securities, the Fund is positioned to respond to redemption activity.

Q:   What contributed to performance?

A: The Fund benefited from increased exposure to the consumer discretionary sector, where Federated Department Stores and John Wiley & Sons Publishing turned in relatively strong returns. While we cut back exposure to industrials, we continued to own Norfolk Southern, a railroad company, Deere, a manufacturer of agricultural equipment, PACCAR, a market leader in truck manufacturing, and Johnson Controls, a global supplier of automobile parts and systems. All of these stocks were positive for performance.

Q:   What detracted from performance?

A: A relatively small position in the health care sector, a strongly performing area, muted returns. For example, de-emphasizing pharmaceutical company Pfizer, which rose in value, held back results. American International Group (AIG) declined. The company is the focus of several investigations, and we eliminated the underweighted holding from the portfolio.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund. This means that, if interest rates decline and bond prices rise, we have to invest more money into the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is June 4, 2010. In the previous six-month period, interest rates on intermediate-term securities were relatively stable and so we did not have to invest more money in Treasury STRIPS.

Q:   What is your outlook?

A: Moving into the second half of 2005, we believe that economic growth will continue at a moderate rate and expect corporate profit growth to be fairly strong, but less robust than in 2004. Conflicting data continues to affect the equity markets, and stocks may continue to trade within a tight range over the next several months. In the fixed-income market, the Federal Reserve has stated that it will continue raising interest rates in the near term in an effort to keep inflation from accelerating. As short-term rates move up we expect that intermediate-term and longer-term rates will also drift higher. Higher interest rates may provide us with some flexibility to increase the Fund's equity exposure.

     The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven year guarantee period will reduce their guaranteed amount. Due to the financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

     Shares                                                                 Value
                   MUTUAL FUND - 15.6%
    348,960        Pioneer Fund Class Y+                              $14,506,275
                                                                      -----------
                   TOTAL MUTUAL FUND
                   (Cost $13,805,601)                                 $14,506,275
                                                                      -----------

  Principal
     Amount
                   U.S. GOVERNMENT OBLIGATION - 84.2%
$93,940,000        U.S. Treasury Strip, Zero Coupon Bond, 5/15/10     $78,229,766
                                                                      -----------
                                                                      $78,229,766
                                                                      -----------
                   TOTAL U.S. GOVERNMENT OBLIGATION
                   (Cost $78,150,838)                                 $78,229,766
                                                                      -----------
                   TOTAL INVESTMENTS IN SECURITIES - 99.8%
                   (Cost $91,956,439) (a)                             $92,736,041
                                                                      -----------
                   OTHER ASSETS AND LIABILITIES                       $   112,296
                                                                      -----------
                   TOTAL NET ASSETS - 100.0%                          $92,848,337
                                                                      ===========

+    Investment deemed to be an affiliate of the Fund.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $95,941,504 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                        $   779,602

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                         (3,985,065)
                                                                      ------------
     Net unrealized gain                                              $(3,205,463)
                                                                      ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $98,033,643 and $116,387,821, respectively.

12 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers
    (cost $78,150,838)                                             $ 78,229,766
  Investment in securities of affiliated issuers
    (cost $13,805,601)                                               14,506,275
                                                                   ------------
  Total investments in securities at value
    (cost $91,956,439)                                             $ 92,736,041
  Receivable for investment securities sold                           1,000,000
  Other                                                                     600
                                                                   ------------
     Total assets                                                  $ 93,736,641
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $    250,000
    Fund shares repurchased                                             138,489
  Due to bank                                                           332,772
  Due to affiliates                                                      25,129
  Accrued expenses                                                       80,140
  Financial warranty fee                                                 61,774
                                                                   ------------
     Total liabilities                                             $    888,304
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $ 95,918,586
  Undistributed net investment income                                   354,130
  Accumulated net realized loss on investments                       (4,203,981)
  Net unrealized gain on investments                                    779,602
                                                                   ------------
     Total net assets                                              $ 92,848,337
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $29,424,247/2,968,189 shares)                  $       9.91
                                                                   ============
  Class B (based on $49,113,136/4,991,870 shares)                  $       9.84
                                                                   ============
  Class C (based on $14,310,954/1,449,551 shares)                  $       9.87
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A (9.91 [divided by] 94.25%)                               $      10.51
                                                                   ============

   The accompanying notes are an integral part of these financial statements. 13

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends from affiliated issuers                      $   128,166
  Interest                                                 1,443,635
                                                         -----------
     Total investment income                                               $1,571,801
                                                                           ----------
EXPENSES:
  Financial warranty fee                                 $   399,197
  Management fees                                            350,174
  Transfer agent fees and expenses
    Class A                                                   32,007
    Class B                                                   62,326
    Class C                                                   13,997
  Distribution fees
    Class A                                                   38,674
    Class B                                                  258,253
    Class C                                                   81,023
  Administrative fees                                          9,633
  Custodian fees                                               5,316
  Registration fees                                               74
  Professional fees                                           20,977
  Printing expense                                            20,384
  Fees and expenses of nonaffiliated trustees                  3,441
  Miscellaneous                                                1,608
                                                         -----------
     Total expenses                                                        $1,297,084
     Less waiver and credits by Pioneer Investment
       Management, Inc.                                                       (77,929)
     Less fees paid indirectly                                                 (1,484)
                                                                           ----------
     Net expenses                                                          $1,217,671
                                                                           ----------
       Net investment income                                               $  354,130
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments from affliated issuer                   $ (650,945)
  Net unrealized gain on investments                                          138,483
                                                                           ----------
    Net loss on investments                                                $ (512,462)
                                                                           ----------
    Net decrease in net assets resulting from operations                   $ (158,332)
                                                                           ==========

14 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and for the Year Ended 12/31/04, respectively

                                                           Six Months
                                                              Ended
                                                             6/30/05          Year Ended
                                                           (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                     $     354,130      $     607,631
Net realized loss on investments                               (650,945)          (637,553)
Change in net unrealized gain on investments                    138,483          3,343,805
                                                          -------------      -------------
    Net increase (decrease) in net assets resulting
     from operations                                      $    (158,332)     $   3,313,883
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.11 per share, respectively)     $           -      $    (394,970)
    Class B ($0.00 and $0.03 per share, respectively)                 -           (179,522)
    Class C ($0.00 and $0.02 per share, respectively)                 -            (33,149)
                                                          -------------      -------------
     Total distributions to shareowners                   $           -      $    (607,641)
                                                          -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $      87,009      $           -
Reinvestment of distributions                                         -            569,416
Cost of shares repurchased                                  (17,073,352)       (38,513,076)
                                                          -------------      -------------
    Net decrease in net assets resulting from
     fund share transactions                              $ (16,986,343)     $ (37,943,660)
                                                          -------------      -------------
    Net decrease in net assets                            $ (17,144,675)     $ (35,237,418)
NET ASSETS:
Beginning of period                                         109,993,012        145,230,430
                                                          -------------      -------------
End of period (including undistributed net investment
  income of $354,130 and $0, respectively)                $  92,848,337      $ 109,993,012
                                                          =============      =============

   The accompanying notes are an integral part of these financial statements. 15

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    '05 Shares       '05 Amount
CLASS A                            (unaudited)      (unaudited)        '04 Shares        '04 Amount
Shares sold                             8,808     $    87,009                -        $          -
Reinvestment of distributions               -               -           36,824             364,190
Less shares repurchased              (598,594)     (5,899,359)      (1,402,600)        (13,746,559)
                                     --------     -----------       ----------        ------------
    Net decrease                     (589,786)    $(5,812,350)      (1,365,776)       $(13,382,369)
                                     ========     ===========       ==========        ============
CLASS B
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions               -               -           17,518             173,084
Less shares repurchased              (661,466)     (6,461,447)      (1,327,798)        (12,906,832)
                                     --------     -----------       ----------        ------------
    Net decrease                     (661,466)    $(6,461,447)      (1,310,280)       $(12,733,748)
                                     ========     ===========       ==========        ============
CLASS C
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions               -               -            3,250              32,142
Less shares repurchased              (481,332)     (4,712,546)      (1,221,749)        (11,859,685)
                                     --------     -----------       ----------        ------------
    Net decrease                     (481,332)    $(4,712,546)      (1,218,499)       $(11,827,543)
                                     ========     ===========       ==========        ============

16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended                      3/3/03
                                                     6/30/05     Year Ended        to
                                                   (unaudited)    12/31/04      12/31/03
CLASS A
Net asset value, beginning of period                $  9.89       $  9.68      $ 10.00
                                                    -------       -------      -------
Increase (decrease) from investment operations:
  Net investment income                             $  0.07       $  0.11      $  0.03
  Net realized and unrealized gain (loss)
   on investments                                     (0.05)         0.21        (0.34)
                                                    -------       -------      -------
     Net increase (decrease) from investment
       operations                                   $  0.02       $  0.32      $ (0.31)
Distributions to shareowners:
  Net investment income                                   -         (0.11)       (0.01)
                                                    -------       -------      -------
Net increase (decrease) in net asset value          $  0.02       $  0.21      $ (0.32)
                                                    -------       -------      -------
Net asset value, end of period                      $  9.91       $  9.89      $  9.68
                                                    =======       =======      =======
Total return*                                          0.20%         3.32%       (3.05)%
Ratio of net expenses to average net assets+           1.90%**       1.86%        1.97%**
Ratio of net investment income to
  average net assets+                                  1.24%**       0.99%        0.45%**
Portfolio turnover rate                                 196%**         44%          54%
Net assets, end of period (in thousands)            $29,424       $35,190      $47,669
Ratios with no waiver and credits of
  management fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                         2.06%         1.86%        1.97%**
  Net investment income                                1.08%         0.99%        0.45%**
Ratios with waiver and credits of management
  fees and assumption of expenses paid by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.90%**       1.86%        1.97%**
  Net investment income                                1.24%**       0.99%        0.45%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended                       3/3/03
                                                     6/30/05     Year Ended         to
                                                   (unaudited)    12/31/04        3/31/03
CLASS B
Net asset value, beginning of period                $  9.86       $  9.64       $  10.00
                                                    -------       -------       --------
Increase (decrease) from investment operations:
  Net investment income (loss)                      $  0.02       $  0.02       $  (0.02)
  Net realized and unrealized gain (loss)
   on investments                                     (0.04)         0.23          (0.34)
                                                    -------       -------       --------
     Net increase (decrease) from investment
       operations                                   $ (0.02)      $  0.25       $  (0.36)
Distributions to shareowners:
  Net investment income                                   -         (0.03)             -
                                                    -------       -------       --------
Net increase (decrease) in net asset value          $ (0.02)      $  0.22       $  (0.36)
                                                    -------       -------       --------
Net asset value, end of period                      $  9.84       $  9.86       $   9.64
                                                    =======       =======       ========
Total return*                                         (0.20)%        2.61%         (3.60)%
Ratio of net expenses to average net assets+           2.71%**       2.63%          2.75%**
Ratio of net investment income (loss) to
  average net assets+                                  0.44%**       0.21%         (0.35)%**
Portfolio turnover rate                                 196%**         44%            54%
Net assets, end of period (in thousands)            $49,113       $55,714       $ 67,162
Ratios with no waiver and credits of
  management fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                         2.86%         2.63%          2.75%**
  Net investment income (loss)                         0.28%         0.21%         (0.35)%**
Ratios with waiver and credits of management
  fees and assumption of expenses paid by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         2.71%**       2.63%          2.75%**
  Net investment income (loss)                         0.44%**       0.21%         (0.35)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

18 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended                       3/3/03
                                                     6/30/05     Year Ended         to
                                                   (unaudited)    12/31/04       12/31/03
CLASS C
Net asset value, beginning of period                $  9.89       $  9.65       $  10.00
                                                    -------       -------       --------
Increase (decrease) from investment operations:
  Net investment income (loss)                      $  0.03       $  0.04       $  (0.02)
  Net realized and unrealized gain (loss)
   on investments                                     (0.05)         0.22          (0.33)
                                                    -------       -------       --------
     Net increase (decrease) from investment
       operations                                   $ (0.02)      $  0.26       $  (0.35)
Distributions to shareowners:
  Net investment income                                   -         (0.02)             -
                                                    -------       -------       --------
Net increase (decrease) in net asset value          $ (0.02)      $  0.24       $  (0.35)
                                                    -------       -------       --------
Net asset value, end of period                      $  9.87       $  9.89       $   9.65
                                                    =======       =======       ========
Total return*                                         (0.20)%        2.66%         (3.50)%
Ratio of net expenses to average net assets+           2.64%**       2.55%          2.63%**
Ratio of net investment income (loss) to
  average net assets+                                  0.50%**       0.28%         (0.23)%**
Portfolio turnover rate                                 196%**         44%            54%
Net assets, end of period (in thousands)            $14,311       $19,089       $ 30,400
Ratios with no waiver and credits of
  management fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                         2.80%         2.55%          2.63%**
  Net investment income (loss)                         0.34%         0.28%         (0.23)%**
Ratios with waiver and credits of management
  fees and assumption of expenses paid by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         2.64%**       2.55%          2.63%**
  Net investment income (loss)                         0.49%**       0.28%         (0.23)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware statutory trust on October 2, 2001, and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the guaranteed amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

B.   Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                      2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                      $607,641
Long-term capital gain                                      -
                                                     --------
                                                     $607,641
Return of capital                                           -
                                                     --------
   Total                                             $607,641
                                                     ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2005.

--------------------------------------------------------------------------------
                                                      2004
--------------------------------------------------------------------------------
Undistributed ordinary income                        $         -
Capital loss carryforward                                432,029
Unrealized depreciation                               (3,343,946)
                                                     -----------
   Total                                             $(2,911,917)
                                                     ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, S.p.A. (Unicredito Italiano) manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM has agreed to reduce its management fee from 0.70% to 0.65% during such times when the Fund holds investments in an affiliated fund. For the six months ended June 30, 2005 these waivers and reductions amounted to $77,929.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $1,310 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.   Financial Warranty Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $21,881 in transfer agent fees payable to PIMSS at June 30, 2005.

5.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,938 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the six months ended June 30, 2005, CDSCs of $138,841 were paid to PFD.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

6.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, expenses were reduced by $1,484 under such arrangements.

7.   Affiliated Companies

The Fund's investments in Funds managed by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2005:

----------------------------------------------------------------------------------------------------
                                                                             Net
                   Shares    Purchases     Sales     Shares   Dividend     Realized
   Affiliates     12/31/04    (shares)   (shares)   6/30/05    Income    Gain (Loss)       Value
----------------------------------------------------------------------------------------------------
Pioneer Fund     575,083    232,268     458,391    348,960    $128,166   $ (650,945)   $14,506,275
----------------------------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and two indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed-income groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead,

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to any expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable in light of the unique expense structure of the Fund.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that the Fund does not have the potential to significantly increase assets during the principal protected period.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Osbert M. Hood, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Osbert M. Hood                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer Fund                                 Pioneer Ibbotson Conservative
Pioneer Balanced Fund                          Allocation Fund
Pioneer Cullen Value Fund                    Pioneer Ibbotson Moderate
Pioneer Equity Income Fund                     Allocation Fund
Pioneer Equity Opportunity Fund              Pioneer Ibbotson Growth
Pioneer Growth Opportunities Fund              Allocation Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund                   International/Global Equity
Pioneer Oak Ridge Large Cap                  Pioneer Emerging Markets Fund
  Growth Fund                                Pioneer Europe Select Equity Fund
Pioneer Oak Ridge Small Cap                  Pioneer International Equity Fund
  Growth Fund**                              Pioneer International Value Fund
Pioneer AmPac Growth Fund(1)
Pioneer Small and Mid Cap
  Growth Fund(2)                             Fixed Income
Pioneer Growth Leaders Fund(3)               Pioneer America Income Trust
Pioneer Strategic Growth Fund(4)             Pioneer Bond Fund
Pioneer Real Estate Shares                   Pioneer California Tax Free
Pioneer Research Fund                          Income Fund
Pioneer Small Cap Value Fund                 Pioneer Global High Yield Fund
Pioneer Small Company Fund                   Pioneer High Yield Fund
Pioneer Value Fund                           Pioneer Municipal Bond Fund
                                             Pioneer Short Term Income Fund
                                             Pioneer Strategic Income Fund
Asset Allocation                             Pioneer Tax Free Income Fund
Pioneer Ibbotson Aggressive
  Allocation Fund
                                             Money Market
                                             Pioneer Cash Reserves Fund*
                                             Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.


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36
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.